Cover	Oct. 19, 2026
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 19, 2026
Entity File Number	000-27205
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	56-2132396
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28658
City Area Code	828
Local Phone Number	464-5620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false